AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 1997


                                                              File No. 333-00641
                                                              File No. 811-07527
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933     /X/
                         POST-EFFECTIVE AMENDMENT NO. 4
                         ------------------------------

                                      and

                          REGISTRATION STATEMENT UNDER
                         INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 5
                                ---------------

                                  TURNER FUNDS

               (Exact Name of Registrant as Specified in Charter)
                         c/o The CT Corporation System
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 251-0268

                    (Name and Address of Agent for Service)

                                STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DR., SUITE 350
                        BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                           JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                          MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                                1800 M STREET, NW
PHILADELPHIA, PENNSYLVANIA  19103                    WASHINGTON, DC  20036
--------------------------------------------------------------------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================
  Title of Securities Being     Amount     Proposed Maximum    Proposed Maximum
        Registered              Being       Offering Price    Aggregate Offering
                              Registered       Per Unit             Price
--------------------------------------------------------------------------------
Units of beneficial          $31,954,686   $ 13.37 per share      $31,954,686
     interest
================================================================================

Registrant's Growth Equity Fund had actual aggregate redemptions of $ 52,227,905 for its fiscal year ended September 30, 1996; has used $ 20,273,219 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $ 31,954,686 for reductions in its current amendment.

--------------------------------------------------------------------------------

It is proposed that this filing become effective
 (check appropriate box):

  X  immediately upon filing pursuant to paragraph (b)
 ___
 ___ on [date] pursuant to paragraph (b)

 ___ 60 days after filing pursuant to paragraph (a)

 ___ on [date] pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------

    DECLARATION PURSUANT TO RULE 24F-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940 the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended September 30, 1996 was filed on November 27, 1996.

                                  TURNER FUNDS
                             CROSS REFERENCE SHEET

N-1A ITEM NO.

                                  LOCATION
--------------------------------------------------------------------------------------------------------------------------
PART A -
 Item 1.                     Cover Page                            Cover Page
 Item 2.                     Synopsis                              Summary; Expense Summary
 Item 3.                     Condensed Financial Information       Financial Highlights
 Item 4.                     General Discription of Registrant     The Trust and the Funds; Investment Objectives; Invest-
                                                                   ment Policies; Risk Factors; Investment Limitations;
                                                                   General Information - The Trust
Item 5.                      Management of the Fund                General Information - Trustees of the Trust; The Adviser.
                                                                   The Administrator; The Transfer Agent; The Distributor;
                                                                   Portfolio Transactions; Expense Summary
Item 5A.                     Management's Discussion of Fund       *
                             Performance
Item 6.                      Capital Stock and Other Securities    General Information-Voting Rights; General Infor-
                                                                   mation-Shareholder Inquiries; General Information-Divi-
                                                                   dends and Distributions; Taxes
Item 7.                      Purchase of Securities Being Offered  Purchase and Redemption of Shares
Item 8.                      Redemption or Repurchase              Purchase and Redemption of Shares
Item 9.                      Pending Legal Proceedings             *

PART B -

Item 10.                     Cover Page                            Cover Page
Item 11.                     Table of Contents                     Table of Contents
Item 12.                     General Information and History       The Trust
Item 13.                     Investment Objectives and Policies    Investment Objectives (Prospectus); Investment Poli-
                                                                   cies (Prospectus); Investment Limitations
Item 14.                     Management of the Registrant          General Information - Trustees of the Trust (Prospec-
                                                                   tus); Trustees and Officers of the Trust; The Admin-
                                                                   istrator
Item 15.                     Control Persons and Principal         Trustees and Officers of the Trust;
                             Holders of Securities                 5% Shareholders
Item 16.                     Investment Advisory and Other         The Adviser (Prospectus and Statement of Additional
                             Services                              Information); The Administrator (Prospectus and
                                                                   Statement of Additional Information); The
                                                                   Distributor (Prospectus and Statement of Additional
                                                                   Information); The Transfer Agent (Prospectus);
                                                                   General Information - Counsel and Independent Public
                                                                   Accountants (Prospectus); Experts; General
                                                                   Information - Custodian (Prospectus)
Item 17.                     Brokerage Allocation                  Portfolio Transactions (Prospectus); Portfolio Trans-
                                                                   actions
Item 18.                     Capital Stock and Other Securities    Description of Shares

Item 19.                     Purchase, Redemption and Pricing      Purchase and Redemption of Shares
                             of Securities Being Offered           (Prospectus); Purchase and Redemption of Shares; Deter-
                                                                   mination of Net Asset Value;
Item 20.                     Tax Status                            Taxes (Prospectus); Taxes
Item 21.                     Underwriters                          The Distributor
Item 22.                     Calculation of Performance Data       Computation of Yield and Total Return
Item 23.                     Financial Statements                  Financial Information

Part C -

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Included in Registrant's Annual Report to Shareholders

                                 TURNER FUNDS


                              Investment Advisers

                        TURNER INVESTMENT PARTNERS, INC.

The Turner Funds (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each a "Fund" and, together, the "Funds"), each of which is a separate series of the Trust:


                           TURNER GROWTH EQUITY FUND
                              TURNER MIDCAP FUND
                             TURNER SMALL CAP FUND
                           TURNER FIXED INCOME FUND


This Prospectus concisely sets forth the information about the Trust and the Funds that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 31, 1997 has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-800-224-6312. The Statement of Additional Information is incorporated into this Prospectus by reference.

Effective on the date that Turner Investment Partner's small cap product (which includes the Small Cap Fund) reaches $500 million in net assets, the Fund will be closed to most new investors. (As of January 31, 1997, Turner Investment Partner's small cap product had net assets of approximately $440 milllion.) Existing shareholders may continue to make investments in the Fund, and may open additional accounts with the Fund, provided the new account is registered in the same name or has the same taxpayer identification or social security number assigned to it. In addition, certain classes of new investors may also purchase shares. See "Purchase and Redemption of Shares."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Summary.................................................................  3
Expense Summary.........................................................  5
Financial Highlights....................................................  7
The Trust and the Funds................................................. 11
Investment Objectives................................................... 11
Investment Policies..................................................... 11
Risk Factors............................................................ 13
Investment Limitations.................................................. 15
The Adviser............................................................. 15
The Administrator....................................................... 16
The Transfer Agent...................................................... 17
The Distributor......................................................... 17
Portfolio Transactions.................................................. 17
Purchase and Redemption of Shares....................................... 17
Performance............................................................. 21
Taxes................................................................... 21
General Information..................................................... 23
Description of Permitted Investments and Risk Factors................... 25

                                    SUMMARY

The following provides basic information about the Turner Growth Equity Fund (the "Growth Equity Fund"), Tuner Midcap Fund (the "Midcap Fund"), Tuner Small Cap Fund (the "Small Cap Fund") and Tuner Fixed Income Fund (the "Fixed Income Fund") (each a "Fund" and, collectively, the "Funds"). The Funds are the four mutual funds comprising the Tuner Funds (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE AND PRIMARY POLICIES?

The Growth Equity Fund seeks appreciation. It invests primarily in a diversified portfolio of common stocks that, in the Adviser's opinion, have strong earnings growth potential.

The Midcap Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks of issuers with, at the time of purchase, market capitalizations between $500 million and $6 billion that the Adviser believes offer strong earning growth potential.

The Small Cap Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks of issuers with market capitalizations of not more than $1 billion that the Adviser believes offer strong earnings growth potential.

The Fixed Income Fund seeks total return through both current income and capital appreciation. It invests primarily in fixed income securities of varying maturities.

WHAT ARE THE RISKS INVOLVED WITH INVESTING IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which investors should be aware. Each Fund invests in securities that fluctuate in value, and investors should expect each Fund's net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The values of fixed income securities tend vary inversely with interest rates and may be affected by market and economic factors as well as by developments impacting specific issuers. In addition, the Fixed Income Fund may invest in fixed income securities that have speculative characteristics. The Funds may enter into futures and options transactions and may purchase zero coupon securities. Each of the Funds, other than the Midcap Fund, may purchase mortgage-backed securities, and certain of the Funds may purchase securities of foreign issuers. Investments in these securities involve certain other risks.

For more information about each Fund, see "Investment Objectives," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? Tuner Investment PArtners, Inc. (the "Adviser") serves as the investment adviser to each Fund. See "Expense Summary' and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent for the Funds. See "Expenses Summary" and "The Administrator."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. See "The Distributor."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

IS THERE A SALES LOAD? No, shares of each Fund are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The Funds require a minimum initial investment of $10,000, which the Distributor may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment, by check or in readily available funds, prior to 4:00 p.m. Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of shares."

HOW ARE DISRRIBUTIONS PAID? Each Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions".

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------------
Sales Load Imposed on Purchases....................................... None
Sales Load Imposed on Reinvested Dividends............................ None
Deferred Sales Load................................................... None
Redemption Fees(1).................................................... None
Exchange Fees......................................................... None

----------------------------------------------------------------------------
(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES(as a percentage of average net assets)
----------------------------------------------------------------------------

                                                    Growth Equity          Midcap         Small Cap     Fixed Income
                                                        Fund                Fund             Fund          Fund
----------------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers or
reimbursements, if applicable) /(1)/                   .75%                .75%            .92%            .05%

12b-1 Fees                                             None                None            None            None
Other Expenses /(2)/ /(3)/                             .25%                .50%            .33%            .70%
----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers or
reimbursements) /(4)/                                  1.00%               1.25%           1.25%           .75%
----------------------------------------------------------------------------------------------------------------------

(1) The Advisor has agreed, on a voluntary basis, to waived its advisory fee for the Growth Equity, Midcap, Small Cap and Fixed Income Funds to the extent necessary to keep the "Total Operating Expenses" of the Funds during the current fiscal year from exceeding 1.00%, 1.25%, 1.25% and .75%, respectively. The Advisory Fee for the Midcap and Small Cap Funds have been restated to reflect the effect of current and anticipated advisory fee waivers and/or reimbursements. The Advisor reserves the right to terminate its waivers at any wire in its sole discretion. Absent such waivers, Advisory Fees for the Midcap Fund, Small Cap Fund and Fixed Income Fund would be .75%, 1.00% and .50%, respectively.

(2) "Other Expenses" for the current fiscal year do not reflect the value of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Growth Equity, Midcap and Small Cap Funds in return for the direction of a percentage of the Funds' brokerage transaction. As a result of these arrangements, the amount of "Other Expenses" and "Total Operating Expenses" deducted from the Growth Equity Fund's assets in the most recent fiscal year was .16% and .94%, respectively, the amount of "Other Expenses" and Total Operating Expenses" expected to be deducted from Midcap Fund's assets is .50% and 1.25%, respectively, and the amount of "Other Expenses" and "Total Operating Expenses" expected to be deducted from the Small Cap Fund's assets are anticipated to be .29% and 1.25%, respectively.

(3) "Other Expenses" for the Fixed Income Fund are estimated for the current fiscal year.

(4) Absent fee waivers, expense reimbursements, and assuming that certain expenses were not paid for by certain broker-dealers in return for the direction to them, of brokerage transactions, "Total Operating Expenses" for the Growth Equity, Midcap, Small Cap and Fixed Income Funds would be 1.02%, 5.67%, 1.31% and 1.20%, respectively. The amounts for Growth Equity and Small Cap Funds have been restated to reflect current expectations and assumptions.
EXAMPLE
-------------------------------------------------------------------------------

Year would pay the following expenses on a             1 year    3 years    5 years    10 years
                                                       ------    -------    -------    --------
$1,000 investment in a Fund assuming (1) a 5%
annual return and (2) redemption at the end of
each time period.
     Growth Equity Fund                                $10       $32        $55        $122
     Midcap Fund                                       $13       $40         -           -
     Small Cap Fund                                    $13       $40        $69        $151
     Fixed Income Fund                                  $8       $24         -           -
----------------------------------------------------------------------------------------

The example is based upon total operating expenses of each Fund after waivers and reimbursements, if any, as shown in the expense table. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Funds. Additional information may be found under "The Advisor" and "The Administrator".

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended September 30, 1996 with respect to the Growth Equity Fund has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report dated November 1, 1996 was unqualified. On April 30, 1996, the Growth Equity Fund acquired all of the assets and liabilities of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund. The information prior to that date relates to the Turner Growth Equity Portfolio, The financial statements of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund were audited by Arthur Andersen LLP. The following table should be read in conjunction with the Fund's financial statements and the notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-224-6312. All references herein to the Growth Equity Fund shall be deemed to include the Turner Growth Equity Portfolio.

For a Share Outstanding Throughout the Period:

                                                                           GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                  11/01/95       11/01/94       11/01/93       11/01/92       03/01/92(1)
                                                     to             to             to             to              to
                                                   9/30/96       10/31/95       10/31/94       10/31/93         10/31/92
-------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period...........   $14.97          $12.46         $13.12         $10.40         $10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from Investment Operations
    Net Investments Income.......................     0.02            0.10           0.10           0.09           0.03
    Net Realized and Unrealized
      Gain (Loss) on Investments.................     2.91            2.52          (0.66)          2.72           0.40
-------------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations...............     2.93            2.62          (0.56)          2.81           0.43
-------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
  Dividends From Net Investment Income...........    (0.02)          (0.11)         (0.10)         (0.09)         (0.03)
  Distributions from Capital Gains...............    (0.85)             -              -              -              -
    Total Distributions..........................    (0.87)          (0.11)         (0.10)         (0.09)         (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period.................   $17.03          $14.97         $12.46         $13.12         $10.40
-------------------------------------------------------------------------------------------------------------------------------
  Total Returns...................................   20.61%          21.15%         (4.28)%        27.08%          6.95%
-------------------------------------------------------------------------------------------------------------------------------
  Ratios and Supplemental Data

  Net Assets, End of Period (000)................  $96,164        $115,819       $112,959        $53,327         $7,781
  Ratios of Expenses To Average Net Assets.......     1.06%(2)*       1.03%/(2)/     0.95%           100%          1.44%*
  Ratio of Expenses To Average Net Assets

    Excluding Fee Waivers........................     1.06%(2)*       1.03%/(2)/     1.08%          1.52%          2.55%*
  Ratio Of Net Investment Income To Average
    Net Assets...................................     0.03%(2)*       0.69%/(2)/     0.86%          0.80%          0.73%*
  Ratio of Net Investment Income to
    Average Net Assets Excluding Fee Waivers.....     0.03%(2)*       0.69%/(2)/     0.73%          0.28%         (0.38)%*
  Portfolio Turnover Rate........................   147.79%         177.86%        164.81%         88.35%        205.00%
  Average Contribution Rate(3)...................    $0.06              -              -              -              -
===============================================================================================================================

===============================================================================================================================

  *   Annualized
  (1)   The Turner Growth Equity Portfolio commenced operations on March 11,
  1992.

  (2) The Ratios of Expenses to Average Net Assets (with and without waivers) and Net Investment Income to Average Net Assets do not reflect the Adviser's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Turner Growth Equity Fund in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, the Ratio of Expenses to Average Net Assets was 0.94% for both the year ended 10/31/95 and the year ended 9/30/96, and the Ratios of Net Income to Average Net Assets were 0.78% and 0.15% for the same periods described.

     (3) Average communication rate paid per share for security purchases and sales during the period. Presentations of the rate is required for fiscal years beginning after September 1, 1965.

Financial Highlights


For a Share Outstanding Throughout the Period-Unaudited


                                                         Mid Cap Fund
---------------------------------------------------------------------------
                                                           10/01/96
                                                              to
                                                           12/31/96
                                                          (unaudited)
---------------------------------------------------------------------------
Net Asset Value Beginning of Period...............           $10.00
---------------------------------------------------------------------------
Income From Investment Operations:
    Net Investment Income (Loss)..................            (0.01)
    Net Realized and Unrealized
    Gain (Loss) on Investments....................             0.34
---------------------------------------------------------------------------
Total From Investment Operations..................            $0.33
---------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income..............
Distributions from Capital Gains..................           $(0.11)
      Total Distributions.........................           $(0.11)
---------------------------------------------------------------------------
Net Asset Value End of Period.....................           $10.22
---------------------------------------------------------------------------
Total Return......................................             3.33%
---------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets End of Period (000)....................           $1,713
Ratios of Expenses to Average Net Assets..........             1.25%
Ratio of Expenses to Average Net Assets
 Excluding Fee Waivers............................             5.67%
Ratio of Net Investment Loss to Average
 Net Assets.......................................            (0.53)%
Ratio of Net Investment Loss to
 Average Net Assets Excluding Fee Waivers.........            (4.95)%

Portfolio Turnover Rate...........................            70.27%
Average Commission Rate /1/.......................            $0.06
===========================================================================

* Annualized

(1) Average commission ratio paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after September 1, 1995.

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended September 30, 1996 with respect to the Small Cap Fund has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report dated November 1, 1996 was unqualified. On April 30, 1996, the Small Cap Fund acquired all of the assets and liabilities of the Turner Small Cap Portfolio of The Advisors' Turner Circle Fund. The information prior to that date relates to the Turner Small Cap Portfolio. The financial statements of the Turner Small Cap Portfolio of The Advisor's Inner Circle Fund were audited by Arthur Andersen LLP. The following table should be read in conjunction with the Fund's financial statements and the notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-224-6312. All references herein to the Small Cap Fund shall be deemed to include the Turner Small Cap Portfolio.

For a Share Outstanding Throughout the Period:
                                                                            SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------
                                                                  11/01/95         11/01/94          02/07/94/(1)/
                                                                     TO               TO                 TO
                                                                   9/30/96         10/31/95          10/31/94
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $16.08         $10.90        $10.00
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income (Loss)...........................          (0.08)         (0.06)        (0.02)
     Net Realized and Unrealized
     Gain (Loss) on Investments.............................           8.17           5.24          0.92
-------------------------------------------------------------------------------------------------------------------
Total From Investment Operations............................           8.09          $5.18           .90
-------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income........................          --             --             --
Distributions from Capital Gains............................          (1.04)         --             --
     Total Distributions....................................          (1.04)                        --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................         $23.13         $16.08        $10.90
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS...............................................          52.90%         47.52%        12.35%
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA


Net Assets End of Period (000)..............................        $67,452        $13,072        $4,806
Ratios Of Expenses To Average Net Assets....................           1.25%*         1,25%         1.09%*
Ratio Of Expenses To Average Net Assets
  Excluding Fee Waivers.....................................           1.54%*         2.39%         4.32%*
Ratio Of Net Investment Income To Average
  Net Assets................................................          (0.88)%*       (0.68)%       (0.27)%*
Ratio Of Net Investment Income to
  Average Net Assets Excluding Fee Waivers..................          (1.17)%*       (1.82)%       (3.50)%*
Portfolio Turnover Rate.....................................         149.00%        183.49%       173.92%

Average Commission Rate/(2)/................................          $0.06          --            --
===================================================================================================================

  * Annualized
  (1) The Turner Small Cap Portfolio commenced operations on February 7, 1994.

  (2) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after September 1, 1995.

THE TRUST AND THE FUNDS

Turner Funds (the "Trust") offers shares in four separately-managed mutual funds, each of which is a separate series of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Trust's Turner Growth Equity Fund (the "Growth Equity Fund"), Turner Midcap Fund (the "Midcap Fund"), Turner Small Cap Fund (the "Small Cap Fund"), and Turner Fixed Income Fund (the "Fixed Income Fund") (each a "Fund" and together, the "Funds").

INVESTMENT OBJECTIVES

GROWTH EQUITY FUND - The Growth Equity Fund seeks capital appreciation.

MIDCAP FUND - The Midcap Fund seeks capital appreciation.

SMALL CAP FUND - The Small Cap Fund seeks capital appreciation.

FIXED INCOME FUND - The Fixed Income Fund seeks total return through current income and capital appreciation.



There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

GROWTH EQUITY FUND

The Growth Equity Fund invests as fully as practicable (and, under normal conditions, at least 65% of its total assets) in a portfolio of common stocks that Turner Investment Partners, Inc. (the "Adviser") believes to have potential for strong growth in earnings and to be reasonably valued at the time of purchase. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings of the Russell 1000 Growth Index (or such other appropriate index selected by the Adviser). The Fund may invest in warrants and rights to purchase common stocks and may invest up to 10% of its total assets in American Depository Receipts ("ADRs"). The Fund only will purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

MIDCAP FUND

The Midcap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers that at the time of purchase have market capitalizations between $500 million and $6 billion that the Adviser believes to have a strong earnings growth potential. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index, selected by the

Adviser). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. The Fund only will purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Fund may purchase shares of other investment companies.

SMALL CAP FUND

The Small Cap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers with market capitalizations of not more that $1 billion that the Adviser believes to have strong earnings growth potential. Under normal market conditions, the Fund will maintain a weighted average market capitalization of less than $1 billion. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell 2500 Index (or such other appropriate index selected by the Adviser), the Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in ADRs. The Fund only will purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

FIXED INCOME FUND

The Fixed Income Fund invests as fully as practicable (and, under normal conditions, at least 65% of its total assets) in a portfolio of fixed income securities of varying levels of quality and maturity, that, in the Adviser's opinion, are undervalued in the market. To determine a security's fair market value, the Adviser will focus on the yield and credit quality of particular securities based upon third-party evaluations of quality as well as the Adviser's own research and analysis of the issuer. The Adviser will attempt to diversify the Fund's holdings across the yield curve by holding short, intermediate and long-term securities. Normally, the Fund will maintain a dollar-weighted average portfolio duration that approximates the average duration range of the Fund's benchmark index, the Lehman Brothers Aggregate Bond Index (currently 4.6 years). Duration is a measure of the expected life of a fixed income security on a cash flow basis. For example, assuming a portfolio duration of eight years, an increase in interest rates of 1%, a parallel shift in the yield curve, and no change in the spread relationships among securities, the value of the portfolio would decline 8%. Using the same assumptions, if interest rates decrease 1%, the value of the portfolio would increase 8%. The Adviser considers duration an accurate measure of a security's expected life and sensitivity to interest rate changes. The Adviser may increase or decrease this average weighted duration when, in the Adviser's opinion, market conditions warrant.

The Fund will purchase the following types of securities if at the time of purchase, such securities either have been classified as investment grade by a nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities"); (ii) corporate bonds and debentures of

U.S. and foreign issuers rated in one of the four highest rating categories;
(iii) privately issued mortgage-backed securities rated in the highest rating category; (iv) asset-backed securities rated in the two highest rating categories; (v) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations ("Receipts"); (vi) commercial paper rated in one of the two highest rating categories; (vii) obligations of U.S. commercial banks and savings and loan institutions that have net assets of at least $500 million as of the end of their most recent fiscal year ("bank obligations"); (viii) obligations issued or guaranteed by the government of Canada; (ix) obligations of supranational entities, rated in one of the four highest rating categories; (x) loan participations; (xi) repurchase agreements involving any of the foregoing securities; and (xii) shares of other investment companies. Investment grade bonds include securities rated BBB by Standard and Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded to below investment grade, the Adviser will review the situation and take appropriate action. Securities rated below investment grade will not constitute more than 5% of the Fund's total assets.

The Fund may invest in variable and floating rate obligations and in convertible debt securities that meet the ratings criteria set forth above.

ALL FUNDS

Each Fund may purchase securities on a when-issued basis.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% of its net assets in illiquid securities.

Each Fund, except Midcap Fund, may purchase convertible securities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO, repurchase agreements involving the foregoing securities), shares of money market investment companies and cash.

For a further description of these types of instruments see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

RISK FACTORS

EQUITY SECURITIES -- Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of that fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Small Cap Fund invests to a significant degree, and the Midcap Fund may invest to a lesser degree, in equity securities of smaller companies. Any investment in smaller capitalization companies involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and if listed on a national securities exchange may not be traded in volumes typical for that exchange. Thus, the securities of smaller companies are likely to be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

FIXED INCOME SECURITIES -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of theses securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value. Mortgage-backed and asset-backed securities purchased by the Fixed Income Fund may be subject to prepayment, which may result in capital gains or losses and which make it difficult to determine such securities' average life and yield. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the yield of the pre-paid security.

SECURITIES OF FOREIGN ISSUERS -- Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States.

PORTFOLIO TURNOVER -- The annual portfolio turnover rate for the Growth Equity Fund for the fiscal period ended September 30, 1996, was 147.79%. The annual portfolio turnover rate for the Small Cap Fund for the fiscal period ended September 30, 1996, was 149.00%. Under normal circumstances, the portfolio turnover rate for the Midcap Fund is not expected to exceed 175%. An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy of focusing on earnings potential and disposing of securities when the Adviser believes that their earnings potential has diminished, or may result from the Adviser's maintenance of appropriate issuer diversification. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. See "Taxes."

INVESTMENT LIMITATIONS

The investment objective of each Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of that Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

1. No Fund may (i) purchase securities of any issuer (except securities issued or guaranteed by the United Stated Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more that 5% of the total assets of the Fund would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

2. No Fund may purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalitles and repurchase agreements involving such securities.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Turner Investment Partners, Inc. is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of December 31, 1996 the Adviser had discretionary management authority with respect to approximately $2.26 billion of assets. The Adviser has provided investment advisory services to investment companies since 1992. The principal business address of the Adviser is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .75% of the average daily net assets of the Growth Equity and Midcap Funds, 1.00% of those of the Small Cap Fund and .50% of those of the Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Growth Equity, Midcap, Small Cap and Fixed Income Funds in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.00%, 1.25%, 1.25% and 0.75% and, respectively. The Adviser received .75% for the Growth Equity, Fund and .71% for its advisory services to the Small Cap Fund for the fiscal year ended September 30, 1996. The Midcap Fund and Fixed Income Fund had not commenced operations as of September 30, 1996. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

Robert E. Turner, CFA, Chairman and Chief Investment Officer of the Adviser, has managed the Growth Equity Fund since its inception and is co-manager of the Midcap Fund. Mr. Turner founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 15 years of investment experience.

Christopher K. McHugh, Equity Portfolio Manager, is a co-manger of Midcap Fund. Mr. Mchugh joined the Adviser in 1990. Prior to 1990, he was a Performance Specialist with Providence Capital Management. He has 10 years of investment experience.

William H. Chenoweth, CFA, Senior Equity Portfolio Manager of the Adviser, manages the Small Cap Fund. Mr. Chenoweth joined Turner Investment Partners, Inc. in 1993. Prior to 1993, he was Second Vice President with Jefferson-Pilot Corporation. He has 11 years of investment experience.

Mark D. Turner, President and Director of Fixed Income Management of the Adviser, is the manager of Fixed Income Fund. Mr. Turner joined Turner Investment Partners, Inc. in 1990. Prior 1990, he was Vice President and Senior Portfolio Manager with First Maryland Assets Management. He has 14 years of investment experience.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate of .12% of that Fund's average daily net assets up to $75 million, .10% on the next $75 million of such assets, .09% on the next $150 million of such assets, .08% of the next $300 million of such assets, and .075% of such assets in excess of $600 million. In respect to the Midcap Fund, for the first 6 months of the operations, the Fund will pay no fee to the Administrator. For the second 6 month of the operations, the Midcap Fund will pay to the Administrator 25% of the $75,000 minimum annual administration fee. Once the Fund's net assets exceed $62.5 million, the Administrator will receive asset-based fees in accordance with the schedule set forth above.

The Administrator also serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor") Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Fund's public offering price.

PORTFOLIO TRANSACTIONS

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. The Adviser may direct commission business for the Growth Equity, Midcap and Small Cap Fund to designated broker-dealers (including the Distributor) in connection with such broker-dealers' payment of certain Growth Equity, Midcap and Small Cap Fund expenses.

Since shares of the Funds are not marketed through intermediary broker-dealers, no Fund has a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser may place orders for any Fund with qualified broker-dealers who refer clients to that Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). Investors may purchase and redeem shares of each Fund directly through the Transfer Agent at: The Turner Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone, when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be on any Business Day. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in the Funds is $10,000, and subsequent purchases must be at least $10,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Certain brokers assist their clients in the purchase of redemption of shares and charge a fee for this service in addition to a Fund's public offering price.


PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Fund) for $10,000 or more, together with a completed Account Application to: The Turner Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the investment being redeemed had been in the account for 15 days. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A; ABA#10-10-00695; for Account Number 98-7060-116-8; Further Credit: [____________Fund]. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-224-6312 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: Turner Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

GENERAL INFORMATION REGARDING PURCHASES

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before 4:00 p.m, Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and additional documentation required. Purchase requests in good order received after 4:00 p.m. Eastern time, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of any Fund is that Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust will not issue certificates representing shares of any Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

WHO WILL BE ELIGIBLE TO INVEST IN THE SMALL CAP FUND AFTER THE FUND HAS CLOSED TO NEW INVESTORS?

The Board of Trustees will close the Small Cap Fund to new investors when the Adviser's small cap product (which includes the Small Cap Fund) reaches approximately $ 500 million in total assets. If you are a shareholder of the Small Cap Fund when it closes, you will be able to make additional investments in the Fund and reinvest your dividends and capital gain distributions, even after the Fund has closed. After the Fund has closed, you may open a new account only if;

 . your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

 . you are a current Fund trustee or officer, or an employee of Turner Investment
  Partners, Inc., or a member of the immediate family of any of those people;


 . you are an existing advisory client of Turner Investment Partners, Inc.; or


 . you are a client of a financial adviser or planner who has client assets invested in the Turner Funds as of the date of any proposed new investment in the Fund.

In addition, an employee benefit plan which is a Fund shareholder may continue to buy shares in the ordinary course of the plan's operations, even for new plan participants.

EXCHANGES

Shareholders of each Fund may exchange their shares for shares of the other Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Fund may legally be sold. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m, Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the

Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of any Fund is the net asset value per share of that Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transaction will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

VALUATION OF SHARES

The net asset value per share of each Fund is determined by dividing the total market value of that Fund's investments and assets, less any liabilities, by the total number of outstanding shares of that Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, each Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance related attributes of a Fund's portfolio. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS:

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. It can be expected that none of the dividends paid by the Fixed Income Fund will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Fund are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a shareholder from a Fund provided certain state-specific conditions are satisfied. The Funds will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations.

Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state. Income derived by a Fund from securities of foreign issuers may be subject to foreign withholding taxes. The Funds will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Each sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 26, 1996. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust Issues unaudited financial information semiannually and audited financial statements annually for each Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder Inquiries should be directed to Turner Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-800-224-6312. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-800-224-6312.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (excluding capital gains) of the Growth Equity Fund is distributed in the form of quarterly dividends, that of the Fixed Income Fund is distributed in the form of monthly dividends, and that of the Small Cap Fund and the Midcap Fund are distributed in the form of dividends at least annually. Shareholders of record of the Growth Equity Fund and the Fixed Income Fund on the last Business Day of each quarter or month, respectively, will be entitled to receive the quarterly or monthly dividend distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of each Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants for the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for one or more of the
Funds:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts, voting rights with respect to the deposited securities.



DERIVATIVES - Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g. puts and
                                                             ---
calls), swap agreements, mortgage-backed securities (e.g. CMOs, REMICs, IOs and
                                                     ---
POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g. Receipts and STRIPs), privately issued stripped securities
            ---
(e.g. TGRs, TRs, and CATs). See elsewhere in the "Description of Permitted
 ---
Investments and Risk Factors" and in the Statement of Additional Information for discussions of these various instruments.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.

MONEY MARKET INSTRUMENTS - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association securities).

U.S. GOVERNMENT SECURITIES - Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS - Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").


WARRANTS -- Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement.

ZERO COUPON SECURITIES -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Trust:
TURNER FUNDS

Funds
TURNER GROWTH EQUITY FUND

TURNER MIDCAP FUND

TURNER SMALL CAP FUND
TURNER FIXED INCOME FUND


Adviser:
TURNER INVESTMENT PARTNERS, INC.

Distributor:
SEI FINANCIAL SERVICES COMPANY

Administrator:

SEI FUND RESOURCES

Legal Counsel:
MORGAN; LEWIS & BOCKIUS LLP

Independent Auditors:
ERNST & YOUNG LLP

                                    Trust:
                                 TURNER FUNDS

                                    Funds:
                           TURNER GROWTH EQUITY FUND

                              TURNER MIDCAP FUND

                             TURNER SMALL CAP FUND
                           TURNER FIXED INCOME FUND

                              Investment Adviser:
                       TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Turner Growth Equity Fund (the "Growth Equity Fund"), Turner Midcap Fund (the "Midcap Fund"), Turner Small Cap Fund (the "Small Cap Fund") and Turner Fixed Income Fund (the "Fixed Income Fund") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust") and should be read in conjunction with the Funds' Prospectus dated January 31, 1997. The Prospectus may be obtained without charge by calling 1-800-224-6312.

                               TABLE OF CONTENTS

THE TRUST...........................................................   S-2
DESCRIPTION OF PERMITTED INVESTMENTS................................   S-2
INVESTMENT LIMITATIONS..............................................   S-6
THE ADVISER.........................................................   S-8
THE ADMINISTRATOR...................................................   S-9
THE DISTRIBUTOR.....................................................  S-10
TRUSTEES AND OFFICERS OF THE TRUST..................................  S-10
COMPUTATION OF YIELD AND TOTAL RETURN...............................  S-13
PURCHASE AND REDEMPTION OF SHARES...................................  S-14
DETERMINATION OF NET ASSET VALUE....................................  S-15
TAXES...............................................................  S-15
PORTFOLIO TRANSACTIONS..............................................  S-16
DESCRIPTION OF SHARES...............................................  S-18
SHAREHOLDER LIABILITY...............................................  S-19
LIMITATION OF TRUSTEES' LIABILITY...................................  S-19
5% SHAREHOLDERS.....................................................  S-19
EXPERTS.............................................................  S-21
FINANCIAL INFORMATION...............................................  S-22
APPENDIX............................................................   A-1

JANUARY 31, 1997

THE TRUST

This Statement of Additional Information relates only to the Turner Growth Equity Fund (the "Growth Equity Fund"), Turner Midcap Fund (the "Midcap Fund"), Turner Small Cap Fund (the "Small Cap Fund") and Turner Fixed Income Fund (the "Fixed Income Fund") (each a "Fund" and, together, the "Funds"). Each Fund is a separate series of the Turner Funds (the "Trust"), a diversified, open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 26, 1996. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid, high grade debt securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Investment Company Shares

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realized as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid, high grade debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors: Risks associated with options transactions include: (1) the
-------------
success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.


When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

In addition, each Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

The Trust and Turner Investment Partners, Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

On April 30, 1996, the Growth Equity Fund, the Small Cap Fund and the Fixed Income Fund acquired the assets of the Turner Growth Equity, Turner Small Cap and Turner

Fixed Income Portfolios, respectively, of The Advisors' Inner Circle Fund. For the fiscal years ended October 31, 1994 and 1995, and September 30, 1996, the Funds paid the following advisory fees:

-----------------------------------------------------------------------------
                     Advisory Fees Paid            Advisory Fees Waived
-----------------------------------------------------------------------------
                     1994      1995      1996      1994       1995    1996
-----------------------------------------------------------------------------
Growth Equity        $613,070  $897,405  $666,476  $114,486   $0      $0
Fund
-----------------------------------------------------------------------------
Small Cap Fund          *         *      $197,634     *        *      $82,694
-----------------------------------------------------------------------------
Fixed Income Fund       **        **        **        **       **       **
-----------------------------------------------------------------------------

* For the fiscal periods ending October 1994 and 1995, the Advisor waived all fees due it under the Advisory Agreement with respect to the Small Cap Portfolio and reimbursed expenses of $66,551 and $11,944, respectively.

** Not in operation during such period.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual

Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

On April 30, 1996, the Growth Equity Fund, the Small Cap Fund and the Fixed Income Fund acquired the assets of the Turner Growth Equity, Turner Small Cap and Turner Fixed Income Portfolios, respectively, of The Advisors' Inner Circle Fund. For the fiscal years ended October 31, 1994 and 1995, and September 30, 1996, the Funds paid the following administrative fees:

              ----------------------------------------------
                                Administrative Fees Paid
              ----------------------------------------------
                                1994      1995      1996
              ----------------------------------------------
              Growth Equity     $164,423  $214,591  $136,587
               Fund
              ----------------------------------------------
              Small Cap Fund    $ 54,658  $ 75,000  $ 68,682
              ----------------------------------------------
              Fixed Income         *         *         *
               Fund
              ----------------------------------------------

              * Not in operation during such period.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. (the Adviser) since 1990.

JOAN LAMM-TENNANT, Ph.D. (DOB 10/20/52) - Trustee - Professor of Finance, Villanova University, since 1989. Director, Selective Insurance (property and casualty insurance), since 1993. Director, Focus Trust Fund (mutual fund), since 1995.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

MARK D. TURNER (DOB 12/12/57) - Trustee* - President and Director of Fixed Income Management of Turner Investment Partners, Inc. (the Adviser), since 1990.

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee - Professor, Loyola Marymount University, since 1984.

DAVID G. LEE (DOB 04/16/52) - President and Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

STEPHEN J. KNEELEY (DOB 02/09/63) - Vice President and Assistant Secretary - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

JOSEPH P. LYDON (DOB 09/27/59) - Vice President and Assistant Secretary - Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dreman Value Management, LP, President Dreman Financial Services, Inc., prior to 1995.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP(law firm) , 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP(law firm), 1989-1994.

STEPHEN G. MEYER (DOB 07/12/65) - Controller, Chief Financial Officer - Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers & Lybrand, 1990-1992.

BARBARA A. NUGENT (DOB 06/18/56) - Vice President and Assistant Secretary -Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993): Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992)

MARC H. CAHN (DOB 06/19/57) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor, since 1995. Attorney,
Aquila

Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.

                          --------------------------

* Messrs. Robert Turner and Mark Turner are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

          The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the adviser or the manager.

The following table exhibits Trustee compensation for the fiscal year ended September 30, 1996.

-------------------------------------------------------------------------------------
Name of Person,              Aggregate     Pension     Estimated    Total
Position                     Compensation  or          Annual       Compensation
                             From          Retirement  Benefits     From Registrant
                             Registrant    Benefits    Upon         and Fund
                             for the       Accrued     Retirement   Complex Paid to
                             Fiscal Year   as Part                  Trustees for the
                             Ended         of Fund                  Fiscal Year Ended
                             September     Expenses                 September 30,
                             30, 1996                               1996
-------------------------------------------------------------------------------------
Robert Turner                      *            *           *            *
-------------------------------------------------------------------------------------
Mark Turner                        *            *           *            *
-------------------------------------------------------------------------------------
Joan Lamm-Tennant            $3,500        N/A         N/A          $3,500
-------------------------------------------------------------------------------------
Alfred C. Salvato            $3,500        N/A         N/A          $3,500
-------------------------------------------------------------------------------------
John T. Wholihan             $3,500        N/A         N/A          $3,500
-------------------------------------------------------------------------------------

* Messrs. Robert Turner and Mark Turner are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended September 30, 1996, the Growth Equity Fund's yield was 0% and the Small Cap Fund's yield was 0%. The Fixed Income Fund and Midcap Fund were not in operation during this period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended September 30, 1996, and for the period from March 11, 1992 (commencement of operations of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund) through September 30, 1996, the total return for the Growth Equity Fund was 20.61% and 14.54%, respectively. For the fiscal year ended September 30, 1996 and the period from February 7, 1994 (commencement of operations of the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund) through September 30, 1996, the total return for the Small Cap Fund was 52.90% and 40.53%, respectively. The Fixed Income Fund and Midcap Fund were not in operation during these periods.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any

Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

On April 30, 1996, the Growth Equity Fund, the Small Cap Fund and the Fixed Income Fund acquired the assets of the Turner Growth Equity, Turner Small Cap and Turner Fixed Income Portfolios, respectively, of The Advisors' Inner Circle Fund. For the fiscal years ended October 31, 1994, 1995 and September 30, 1996, the Funds turnover rate was as follows:

--------------------------------------------------------------------------------
                                               TURNOVER RATE
                     -----------------------------------------------------------
                            1994                   1995                  1996
--------------------------------------------------------------------------------
Growth Equity Fund    164.81%                177.86%               147.79%
--------------------------------------------------------------------------------
Small Cap Fund        173.92%                183.49%               149.00%
--------------------------------------------------------------------------------
Fixed Income Fund            *                      *                     *
--------------------------------------------------------------------------------

* Not in operation during such period.

On April 30, 1996, the Growth Equity Fund, the Small Cap Fund and the Fixed Income Fund acquired the assets of the Turner Growth Equity, Turner Small Cap and Turner Fixed Income Portfolios, respectively, of The Advisors' Inner Circle Fund. The Brokerage Commissions paid for each Fund for the fiscal years ended October 31, 1994, 1995 and September 30, 1996, was as follows:

       --------------------------------------------------------------
                             Total Dollar Amount of Brokerage
                             Commissions Paid
                            -----------------------------------------
                             1994           1995           1996
       --------------------------------------------------------------
        Growth               $497,901       $581,138       $369,573
        Equity Fund
       -------------------------------------------------------------
        Small Cap            $22,495        $41,882        $128,154
        Fund
       -------------------------------------------------------------
        Fixed Income               *              *               *
        Fund
       -------------------------------------------------------------

        * Not in operation during such period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportion ate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% SHAREHOLDERS

As of January 6,1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Portfolios. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Growth Equity Fund


Name and Address                      Number of Shares       Percent of Funds
----------------                      ----------------       ----------------
Saul & Co.                            905,399.48             12.69%
FBO Sheet Metal Annuity
c/o First Union National Bank
A/C 154600537



401 South Tryon Street CMG-1151
Charlotte, NC 28202-1911

Retirement Plan for Employees of      683,904.23             9.59%
Bridgeport Hospital
c/o People's Bank Trust Department
850 Main Street, 13th Floor
Bridgeport, CT 06604-4917

Citicorp USA Inc. Pledgee             582,077.38             8.16%
McNeil Children's Trust
Loan Collateral Account
c/o Carole McNeil
P.O. Box 803598
Dallas, TX 75380-3598

Plumbers Local Union #690             558,315.37             7.83%
Pension Fund
2791 Southampton Road
Philadelphia, PA 19154-1296

Corestates Bank NA TTEE               547,876.45             7.68%
Montgomery, McCracken,
Walker & Rhoads
Retirement Plan 02320-07-A
P.O. Box 7829
Philadelphia, PA 19101-7829

Saxon & Co. TTEE                      477,368.80             6.69%
FBO Duane Morris/Heckshel Trust
Account # 35 35 002 1029077
P.O. Box 7780-1888
Philadelphia, PA 19182

Society National Bank TTEE            365,956.26             5.13%
FBO Clevland Botanical Garden
P.O. Box 94870
Cleveland, OH 44101-4870

Small Cap Fund

Charles Schwab & Co. Inc            1,845,638.27            50.82%
Special Customer Account
FBO of Customers
Attn: Mutual Funds/Team A
101 Montgomery Street
San Francisco, CA 94104-4122


Donaldson Lufkin Jenrette Secs Corp.  531,997.00            14.65%
Pershing Division
P.O. Box 2052
Jersey City, NJ 07399-0001

Midcap Fund

Wachovia Bank of NC NA                 33,827.13            18.96%
Investment Advice IRA Master Plan
A/C for H. Vann Austin
A/C #33-86003-00 NC-31057
301 North Main Street P.O. Box 3073
Winston Salem, NC 27160-0001

Wachovia Bank of NC Customer           26,582.61            14.90%
for H. Vann Austin Trust
DTD 08-18-1995
U/A with H. Vann Austin
P.O. Box 3073 NC 31057
Winston Salem, NC 27150-0001

Mark D. Turner                         26,483.62            14.85%
1235 Westlakes Drive, Suite 350
Berwyn, PA 19312-2414

Mark D. Turner &                       20,021.09            11.22%
Christina M. Turner JTWROS
Attn: Mark Turner
1235 Westlakes Drive, Suite 1235
Berwyn, PA 19312-2407

Charles Schwab & Co. Inc.              13,313.44             7.46%
Special Customer Acct.
FBO of Customers
Attn: Mutual Funds/Team A
101 Montgomery Street
San Francisco, CA 94104-4122

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended September 30, 1996, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference. The unaudited financial statements for the Midcap Fund accompany this Statement of Additional Information. A copy of the 1996 Annual Report must accompany the delivery of this Statement of Additional Information.

STATEMENT OF NET ASSETS                                TURNER MID-CAP PORTFOLIO

December 31, 1996                                                     Unaudited

                                                                         Market
                                                                          Value
TURNER MID-CAP PORTFOLIO                  Shares                          (000)
-------------------------------------------------------------------------------
COMMON STOCKS (95.3%)
AGRICULTURE (1.0%)
 Pioneer Hi Bred International             250                           $ 17
                                                                         ------
APPAREL/TEXTILES (1.1%)
 Tommy Hilfiger*                           395                             19
                                                                         ------
AUTOMOTIVE (1.3%)
 Harley Davidson                           490                             23
                                                                         ------
BEAUTY PRODUCTS (2.3%)
 Alberto-Culver, C1 B                      400                             19
 Avon Products                             355                             20
                                                                         ------
                                                                           39
                                                                         ------
CHEMICALS (2.8%)
 Air Products & Chemicals                  260                             18
 Avery Dennison                            460                             16
 BF Goodrich                               350                             14
                                                                         ------
                                                                           48
                                                                         ------
COMMUNICATIONS EQUIPMENT (4.0%)
 Andrew*                                   250                             13
 Cascade Communications*                   320                             18
 Omnipoint*                                910                             18
 Tellabs*                                  510                             19
                                                                         ------
                                                                           68
                                                                         ------

COMPUTERS & SERVICES (3.3%)
 HBO                                       370                             22
 Seagate Technology*                       400                             16
 Sterling Commerce*                        530                             19
                                                                         ------
                                                                           57
                                                                         ------
DRUGS (1.0%)
 Sigma Aldrich                             270                             17
                                                                         ------
ENVIRONMENTAL SERVICES (2.9%)
 Republic Industries*                      800                             25
 USA Waste Services*                       790                             25
                                                                         ------
                                                                           50
                                                                         ------
FINANCIAL SERVICES (4.6%)
 First USA Paymentech*                     650                             22
 Green Tree Financial                      500                             19
 Household International                   200                             18
 The Money Store                           720                             20
                                                                         ------
                                                                           79
                                                                         ------
FOOD, BEVERAGE & TOBACCO (2.0%)
 Starbucks*                                640                             18
 UST                                       500                             16
                                                                         ------
                                                                           34
                                                                         ------
HOTELS & LODGING (2.4%)
 HFS*                                      380                           $ 23
 Hilton Hotels                             700                             18
                                                                         ------
                                                                           41
                                                                         ------
HOUSEHOLD PRODUCTS (1.3%)
 Danaher                                   470                             22
                                                                         ------

INSURANCE (3.6%)
 CRA Managed Care*                         500                             22
 Pacificare Health Systems, C1 B*          195                             17
 SunAmerica                                500                             22
                                                                         ------
                                                                           61
                                                                         ------

MACHINERY (1.2%)
 Applied Materials*                        590                             21
                                                                         ------

MEASURING DEVICES (0.9%)
 Waters*                                   540                             16
                                                                         ------

MEDICAL PRODUCTS & SERVICES (5.4%)
 Health Management
  Associates, Class A*                   1,050                             24
 Healthsouth Rehabilitation*               570                             22
 Phycor*                                   820                             23
 Universal Health Services*                845                             24
                                                                         ------
                                                                           93
                                                                         ------

METALS & MINING (1.1%)
 Titanium Metals*                          590                             19
                                                                         ------


MISCELLANEOUS BUSINESS SERVICES (11.3%)
 Altera*                                   215                             16
 BMC Software*                             400                             17
 CUC International*                        800                             19
 Electronic Arts*                            500                             15
 Fore Systems*                             520                             17
 Parametic Technology*                     415                             21
 Peoplesoft*                               380                             18
 Rational Software*                        560                             22
 Remedy*                                   430                             23
 Teradyne*                                 530                             13
 Xylan*                                    455                             13
                                                                         ------
                                                                          194
                                                                         ------

MISCELLANEOUS CONSUMER SERVICES (2.5%)
 Accustaff*                              1,050                             22
 Service International                     710                             20
                                                                         ------
                                                                           42
                                                                         ------
MISCELLANEOUS MANUFACTURING (2.5%)
 International Game Technology           1,230                             22
 Rmi Titanium*                             740                             21
                                                                         ------
                                                                           43
                                                                         ------

STATEMENT OF NET ASSETS                               TURNER MID-CAP PORTFOLIO

December 31, 1996                                                    Unaudited

                                                                        Market
TURNER MID-CAP PORTFOLIO                                                Value
(Concluded)                                                   Shares    (000)
------------------------------------------------------------------------------

OFFICE FURNITURE & FIXTURES (1.1%)
  Lear*                                                          565  $     19
PAPER & PAPER PRODUCTS (1.1%)                                         --------
  Fort Howard*                                                   640        18
                                                                      --------
PETROLEUM & FUEL PRODUCTS (5.0%)
  Apache                                                         690        24
  Flores & Rucks*                                                510        27
  Houston Exploration*                                         1,000        18
  Louisiana Land & Exploration                                   310        17
                                                                      --------
                                                                            86
                                                                      --------
PETROLEUM REFINING (2.2%)
  Abacan Resource*                                             2,250        20
  Polymer Group*                                               1,270        18
                                                                      --------
                                                                            38
                                                                      --------
PROFESSIONAL SERVICES (2.5%)
  Gartner Group*                                                 700        27
  Paychex                                                        350        18
                                                                      --------
                                                                            45
                                                                      --------
RETAIL (10.7%)
  Bed Bath & Beyond*                                             850        21
  Borders Group*                                                 615        22
  Boston Market*                                                 710        25
  Corporate Express*                                             800        24
  Kroger*                                                        420        20
  PetSmart*                                                      825        18
  Rite Aid                                                       525        21
  Saks Holdings*                                                 550        15
  Williams Sonoma*                                               500        18
                                                                      --------
                                                                           184
                                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS (7.0%)
  Atmel*                                                         600        20
  Microchip Technology*                                          450        23
  Micron Technology                                              610        18
  National Semiconductor*                                        710        17
  Novellus Systems*                                              200        11
  VLSI Technology*                                               670        16
  Xilinx*                                                        380        14
                                                                      --------
                                                                           119
                                                                      --------
SPECIALTY MACHINERY (1.3%)
  U.S. Filter*                                                   730        23
                                                                      --------
TELEPHONES & TELECOMMUNICATION (3.3%)
  Cincinnati Bell                                                290        18
  LCI International*                                             690        15
  Teleport Communications Group*                                 750        23
                                                                      --------
                                                                            56
                                                                      --------

                                                         Shares/Face    Market
                                                          Amount         Value
                                                          (000)          (000)
-------------------------------------------------------------------------------
WHOLESALE (2.5%)
  Amerisource Health*                                      530         $     26
  Ingram Micro                                             685               16
                                                                       --------
                                                                             42
                                                                       --------
TOTAL COMMON STOCKS
  (Cost $1,610)                                                           1,633
                                                                       --------

REPURCHASE AGREEMENT (1.0%)
  Lehman Brothers
    5.58%, dated 12/31/96,
    matures 01/02/97, repurchase
    price $16,970 (collateralized
    by U.S. Treasury Note, par
    value $17,188, 6.75%,
    matures 06/30/99: market
    value $17,532)                                         $17               17
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $17)                                                                 17
                                                                       --------
TOTAL INVESTMENTS (96.3%)
  (Cost $1,627)                                                           1,650
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (3.7%)                                     63
                                                                       --------

NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 167,640 outstanding
   shares of beneficial interest                                          1,650
 Accumulated net investment loss                                             (2)
 Accumulated net realized
   gain on Investments                                                       42
 Net unrealized appreciation
  on investments                                                             23
                                                                       --------
TOTAL NET ASSETS (100.0%)                                                $1,713
                                                                       ========
 Net Asset Value, Offering and
   Redemption Price Per Share                                            $10.22
                                                                       ========

*Non-Income producing security

   The accompanying notes are an integral part of the financial statements.

                            Statement of Operations


Fund Name                   Turner Mid Cap Fund
                                                              ----------------

                                                               (IN THOUSANDS)
Investment Income:

     Dividends                                                             $1
     Interest                                                               1
                                                              ----------------

               Total Investment Income                                      2
                                                              ================

Expenses:
     Investment Advisory Fees                                               2
     Investment Advisory Fee Waiver                                       (15)
     Custodian Fees                                                         4
     Transfer Agent Fees                                                    3
     Professional Fees                                                      2
     Trustee Fees                                                           1
     Registration Fees                                                      5
     Printing Fees                                                          1
     Other Fees                                                             1

               Total Expenses                                               4
                                                              ================

     Net Investment Loss                                                   (2)
                                                              ================

     Net Realized Gain from Securities Sold                                60
     Net Unrealized Appreciation of Investment Securities                  23
                                                              ================

Net Realized and Unrealized Gain on Investments                            83
                                                              ================

Net Increase in Net Assets Resulting From Operations                       81
                                                              ================


                      Statement of Changes in Net Assets

Fund Name: Turner Mid Cap Fund                           ---------------------
                                                             (IN THOUSANDS)

Investments Activities:
   Net Investment Loss                                                   ($2)
   Net Realized Gain on Securities Sold                                   60
   Net Unrealized Appreciation of Investment Securities                   23
                                                         ---------------------
Net Income in Net Assets Resulting From Operations                        81
                                                         =====================

Distributions in Shareholders:
   Net Investment Income                                                   0
   Realized Capital Gain                                                 (18)
                                                         ---------------------
Total Distributions                                                      (18)
                                                         =====================

Shares Transactions:
       Proceeds from Shares Issued                                     1,738
       Proceeds from Shares Issued in Lieu of
          Cash Distributions                                              17
       Cost of Shares Redeemed                                          (105)
Increase in Net Assets From Capital Shares Transaction                 1,650
                                                         =====================

Total Increase in Net Assets                                           1,713
                                                         =====================

Net Assets:
   Beginning of Period                                                     0
                                                         ---------------------
   End of Period                                                      $1,713
                                                         =====================

Shares Issued And Redeemed:
       Issued                                                            176
       Issued in Lieu of Cash Distributions                                2
       Redeemed                                                          (10)
                                                         ---------------------
       Net Increase in Shares Transactions                               168
                                                         =====================

Notes to Financial Statements (Unaudited)
December 31, 1996

1.  Organization:

Turner Funds (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with four funds: the Turner Small Cap Fund, the Turner Growth Equity Fund, the Turner Midcap Fund, and the Turner Fixed Income Fund. These statements relate only to the Turner Midcap Fund (the "Fund"). The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

        Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

        Federal Income Taxes - The Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

        Security Transactions and Related Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

        Net Asset Value Per Share - The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

        Repurchase Agreements - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

        Other - Expenses that are directly related to the Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

        Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

        Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or

Notes to Financial Statements (Unaudited)
December 31, 1996

        accumulated net realized gain, as appropriate, in the period that the differences arise.

        The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

3.  Transactions with Affiliates:

Certain officers and trustees of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  Administration, Shareholder Servicing and Distribution Agreements:

As of April 30, 1996, the Trust and the Administrator entered into an agreement under which the Administrator provides management and administrative services for an annual fee of .12% of the average daily net assets of each of the Funds up to $75 million, .10% on the next $75 million, .09% on the next $150 million,
 .08% on the next $300 million and .075% of such assets in excess of $600 million. In respect to the Midcap Fund, for the first 6 months of operations, the Fund will pay no fee to the Administrator. For the second 6 months of operations, the Midcap Fund will pay to the Administrator 25% of the $75,000 minimum annual administration fee. Once the Fund's net assets exceed $62.5 million, the Administrator will receive asset-based fees in accordance with the schedule set forth above.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  Investment Advisory and Custodian Agreements:

The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Midcap Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the Fund's expenses) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the Midcap Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the three month period ended December 31, 1996 are as follows:


                    Midcap
                     Fund
                     (000)
                   ---------
Purchases
     Government..  $     0
     Other.......    1,976
Sales
     Government..  $     0
     Other.......      866

At December 31, 1996, the total cost of securities and the net realized gains or losses on securities sold for

Notes to Financial Statements (Unaudited)
December 31, 1996


Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 1996, are as follows:


                                                            Midcap
                                                             Fund
                                                             (000)
                                                           --------
Aggregate gross unrealized
     appreciation . . . . . . . . . . . . .                 $18,009
Aggregate gross unrealized
     depreciation . . . . . . . . . . . . .                 (1,429)
                                                            -------

Net unrealized appreciation . . . . . . . .                 $16,580

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1- to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

       (a)  Financial Statements

            Part A     Financial Highlights
            Part B     The following unaudited financial statements for the
                       Midcap Fund as of December 31, 1996 are included as part of the Statement of Additional Information.
                            Schedule of Investments
                            Statement of Assets & Liabilities
                            Statement of Operations
                            Statement of Changes in Net Assets
                            Financial Highlights
                            Notes to Financial Statements
                       The following audited financial statements as of September 30, 1996 and the report of the independent auditors, Ernst & Young, LLP dated November 1, 1996 are incorporated by reference to the Statement of Additional
                       Information from Form N-30D filed on November 27, 1996 with Accession Number 0000935069-96-000152.
                            Schedule of Investments
                            Statement of Assets & Liabilities
                            Statement of Operations
                            Statement of Changes in Net Assets
                            Financial Highlights
                            Notes to Financial Statements

       (b)  Additional Exhibits

            1 Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 (incorporated herein by reference to Initial Registration Statement filed on February 1, 1996).
            2 By-Laws of the Registrant (incorporated herein by reference to Initial Registration Statement filed on February 1, 1996).

            5(a) Investment Advisory Agreement between the Registrant and Turner
                 Investment Partners, Inc., as originally filed with Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996, is filed herewith.

            6(a) Distribution Agreement between the Registrant and SEI Financial
                 Services Company, as originally filed with Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996, is filed herewith.

            8(a) Custodian Agreement between the Registrant and CoreStates Bank,
                 N.A., as originally filed with Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996, is filed herewith.

            9(a) Administration Agreement between the Registrant and SEI
                 Financial Management Corporation, as originally filed with Pre-
                 Effective Amendment No. 1 to Registration Statement filed April
                 19, 1996, is filed herewith.
            9(b) Form of Agency Agreement between the Registrant and DST
                 Systems, Inc., (incorporated herein by reference to Pre-
                 Effective Amendment No. 1 to Registration Statement filed April
                 19, 1996).
            10   Opinion and Consent of Counsel, (incorporated herein by
                 reference to Pre-Effective Amendment No. 1 to Registration
                 Statement filed April 19,1996).
            11(a)Consent of Arthur Andersen LLP is filed herewith.
            11(b)Consent of Ernst & Young LLP is filed herewith.
            16   Performance Calculations, (incorporated herein by reference to
                 Pre-Effective Amendment No. 1 to Registration Statement filed
                 April 19, 1996).
            17   Financial Data Schedules are filed herewith.
            24   Powers of Attorney for Joan Lamm-Tennant, David G. Lee, Alfred
                 C. Salvato, Mark Turner, Robert E. Turner, John T. Wholihan, and Stephen G. Meyer are filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Financial Management Corporation is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Financial Services Company, as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities, as of January 6, 1997:

       Turner Ultra Large Cap Fund      0
                                       ---
       Turner Growth Equity Fund       168
                                       ---
       Turner Midcap Fund               51
                                       ---
       Turner Small Cap Fund           308
                                       ---
       Turner Fixed Income Fund         0
                                       ---

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser:

ADVISER
-------

Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Trust. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of Turner, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Turner to the Advisers Act (SEC File No. 801-36220).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                          July 15, 1982
     SEI Liquid Asset Trust                          November 29, 1982
     SEI Tax Exempt Trust                            December 3, 1982
     SEI Index Funds                                 July 10, 1985
     SEI Institutional Managed Trust                 January 22, 1987
     SEI International Trust                         August 30, 1988
     Stepstone Funds                                 January 30, 1991
     The Advisors' Inner Circle Fund                 November 14, 1991
     The Pillar Funds                                February 28, 1992
     CUFUND                                          May 1, 1992
     STI Classic Funds                               May 29, 1992
     CoreFunds, Inc.                                 October 30, 1992
     First American Funds, Inc.                      November 1, 1992
     First American Investment Funds, Inc.           November 1, 1992
     The Arbor Fund                                  January 28, 1993
     1784 Funds/(R)/                                 June 1, 1993
     The PBHG Funds, Inc.                            July 16, 1993
     Marquis Funds/(R)/                              August 17, 1993
     Morgan Grenfell Investment Trust                January 3, 1994


     The Achievement Funds Trust                     December 27, 1994
     Bishop Street Funds                             January 27, 1995
     CrestFunds, Inc.                                March 1, 1995
     STI Classic Variable Trust                      August 18, 1995
     ARK Funds                                       November 1, 1995
     Monitor Funds                                   January 11, 1996
     FMB Funds, Inc.                                 March 1, 1996
     SEI Asset Allocation Trust                      April 1, 1996
     SEI Institutional Investments Trust             June 14, 1996
     First American Strategy Funds, Inc.             October 1, 1996

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                             Position and Office           Positions and Offices
Name                         with Underwriter              with Registrant
----                         ----------------              ---------------

Alfred P. West, Jr.          Director, Chairman & Chief          --
                             Executive Officer
Henry H. Greer               Director, President & Chief         --
                             Operating Officer
Carmen V. Romeo              Director, Executive Vice            --
                             President & Treasurer
Gilbert L. Beebower          Executive Vice President            --
Richard B. Lieb              Executive Vice President,           --
                             President-Investment Services
                             Division
Leo J. Dolan, Jr.            Senior Vice President               --
Carl A. Guarino              Senior Vice President               --
Jerome Hickey                Senior Vice President               --
Larry Hutchison              Senior Vice President               --
Steven Kramer                Senior Vice President               --
David G. Lee                 Senior Vice President           President
William Madden               Senior Vice President               --
Jack May                     Senior Vice President               --
A. Keith McDowell            Senior Vice President               --
Dennis J. McGonigle          Senior Vice President               --
Hartland J. McKeown          Senior Vice President               --
Barbara J. Moore             Senior Vice President               --
James V. Morris              Senior Vice President               --
Steven Onofrio               Senior Vice President               --
Kevin P. Robins              Senior Vice President,        Vice President,
                             General Counsel & Secretary   Assistant Secretary
Robert Wagner                Senior Vice President               --



Patrick K. Walsh             Senior Vice President               --
Kenneth Zimmer               Senior Vice President               --
Robert Aller                 Vice President                      --
Marc H. Cahn                 Vice President & Assistant
                             Secretary                     Vice President,
                                                           Assistant Secretary
Gordon W. Carpenter          Vice President                      --
Todd Cipperman               Vice President & Assistant
                             Secretary                     Vice President,
                                                           Assistant Secretary
Robert Crudup                Vice President & Managing
                             Director                            --
Ed Daly                      Vice President                      --
Jeff Drennen                 Vice President                      --
Mick Duncan                  Vice President and Team
                             Leader                              --
Vic Galef                    Vice President & Managing
                             Director                            --
Kathy Heilig                 Vice President                      --
Michael Kantor               Vice President                      --
Samuel King                  Vice President                      --
Kim Kirk                     Vice President & Managing
                             Director                            --
Donald H. Korytowski         Vice President                      --
John Krzeminski              Vice President & Managing
                             Director                            --
Robert S. Ludwig             Vice President and Team
                             Leader                              --
Vicki Malloy                 Vice President and Team
                             Leader                              --
Carolyn McLaurin             Vice President & Managing
                             Director                            --
W. Kelso Morrill             Vice President                      --
Barbara A. Nugent            Vice President & Assistant
                             Secretary                     Vice President,
                                                           Assistant Secretary
Sandra K. Orlow              Vice President & Assistant
                             Secretary                     Vice President,
                                                           Assistant Secretary
Donald Pepin                 Vice President & Managing
                             Director                            --
Larry Pokora                 Vice President                      --
Kim Rainey                   Vice President                      --
Paul Sachs                   Vice President                      --
Mark Samuels                 Vice President & Managing
                             Director                            --
Steve Smith                  Vice President                      --
Daniel Spaventa              Vice President                      --
Kathryn L. Stanton           Vice President, Deputy
                             General Counsel & Assistant
                             Secretary                     Vice President,
                                                           Assistant Secretary
Wayne M. Withrow             Vice President & Managing
                             Director                            --
William Zawaski              Vice President                      --
James Dougherty              Director of Brokerage
                             Services                            --


Item 30.  Location of Accounts and Records:

       Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

       (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
       (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

          CoreStates Bank, N.A.
          Broad & Chestnut Streets
          P.O. Box 7618
          Philadelphia, Pennsylvania  19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Fund Resources

          Oaks, Pennsylvania 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

          Turner Investment Partners, Inc.
          1235 Westlakes Drive, Suite 350
          Berwyn, Pennsylvania  19312

Item 31.  Management Services:  None.

Item 32.  Undertakings:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

         Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Ultra Large Cap Fund, within 4-6 months from the effective date of the Registrant's Post-Effective Amendment No. 3.

          Registrant hereby undertakes to furnish each prospective person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of January 1997.

                                TURNER FUNDS

                                By: /s/ David G. Lee
                                   ---------------------
                                    David G. Lee
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity on the dates indicated.

              *                      Trustee                 January 28, 1997
    -----------------------
    Alfred C. Salvato

              *                      Trustee                 January 28, 1997
    -----------------------
    Joan Lamm-Tennant

              *                      Trustee                 January 28, 1997
    -----------------------
    Mark D. Turner

              *                      Trustee                 January 28, 1997
    -----------------------
    Robert E. Turner

              *                      Trustee                 January 28, 1997
    -----------------------
    John T. Wholihan

     /s/ David G. Lee                President and Chief     January 28, 1997
    -----------------------
    David G. Lee                     Executive Officer

     /s/ Stephen G. Meyer            Controller and          January 28, 1997
    -----------------------
    Stephen G. Meyer                 Chief Financial
                                     Officer

By: /s/ David G. Lee                                         January 28, 1997
    -------------------
    David G. Lee
    Attorney-in-Fact

                                 EXHIBIT INDEX




  Name                                                          Exhibit
  ---------------------------------------------------------------------
  Agreement and Declaration of Trust of the                     Ex-99.B1
  Registrant, dated January 26, 1996,(incorporated
  herein by reference to Initial Registration
  Statement filed on February 1, 1996).

  By-Laws of the Registrant, (incorporated herein               Ex-99.B2
  by reference to Initial Registration Statement
  filed on February 1, 1996).

  Investment Advisory Agreement between                         Ex-99.B5(a)
  the Registrant and Turner Investment Partners, Inc.
  as originally filed with Pre-Effective Amendment
  No. 1 to Registration Statement filed April 19,1996,
  is filed herewith.

  Distribution Agreement between the                            Ex-99.B6(a)
  Registrant and SEI Financial Services Company
  as originally filed with Pre-Effective Amendment
  No. 1 to Registration Statement filed April 19,1996,
  is filed herewith.

  Custodian Agreement between the Registrant                    Ex-99.B8(a)
  and CoreStates Bank, N.A. as originally filed
  with Pre-Effective Amendment No. 1 to
  Registration Statement filed April 19,1996,
  is filed herewith.

  Administration Agreement between the                          Ex-99.B9(a)
  Registrant and SEI Financial Management Corporation
  as originally filed with Pre-Effective Amendment
  No. 1 to Registration Statement filed April 19,1996,
  is filed herewith.

  Form of Agency Agreement between the Registrant and           Ex-99.B9(b)
  DST Systems, Inc. (incorporated herein by reference
  to Pre-Effective Amendment No. 1 to Registration
  Statement filed April 19,1996)

  Opinion and Consent of Counsel                                Ex-99.B10
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19,1996)

  Consent of Arthur Andersen LLP is filed herewith.             Ex-99.B11(a)

  Consent of Ernst & Young LLP is filed herewith.               Ex-99.B11(b)

  Financial Statements for the fiscal year ended                Ex-99.B12
  September 30, 1996 are filed herewith.

  Performance Calculations                                      Ex-99.B16
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19,1996)

  Powers of Attorney for Dr. Joan Lamm-Tennant,                 Ex-99.B24
  David G. Lee, Alfred C. Salvato, Mark
  D. Turner, Robert E. Turner,  John T. Wholihan, and
  Stephen G. Meyer are filed herewith.

  Financial Data Schedule for Turner Growth Equity Fund,        Ex-27.1
  are filed herewith.
  Financial Data Schedule for Turner Midcap Fund,               Ex-27.2
  are filed herewith.
  Financial Data Schedule for Turner Small Cap Fund,            Ex-27.3
  are filed herewith.